Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from royalty, streams and working interests (Note 14)	$ 1,104.7	$ 1,219.0
Interest revenue (Note 7a, b and d)	8.3
Other interest income (Note 7c)	0.6
Total revenue	1,113.6	1,219.0
Costs of sales
Costs of sales (Note 15)	129.0	179.3
Depletion and depreciation	225.3	273.1
Total costs of sales	354.3	452.4
Gross profit	759.3	766.6
Other operating expenses (income)
General and administrative expenses (Note 16)	26.6	23.5
Share-based compensation expenses (Note 17)	8.0	4.4
Cobre Panama arbitration expenses (Note 28a)	6.3	1.0
Impairment losses (Note 10)		1,173.3
Gain on disposal of royalty interests (Note 10)	(0.3)	(3.7)
Gain on sale of gold and silver bullion	(7.9)	(3.9)
Total other operating expenses	32.7	1,194.6
Operating income (loss)	726.6	(428.0)
Foreign exchange (loss) gain and other (expenses) income (Note 19)	(20.7)	14.4
Income (loss) before finance items and income taxes	705.9	(413.6)
Finance items (Note 20)
Finance income	60.6	52.3
Finance expenses	(2.6)	(2.9)
Net income (loss) before income taxes	763.9	(364.2)
Income tax expense (Note 21)	211.8	102.2
Net income (loss)	552.1	(466.4)
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	(131.3)	34.8
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 6)	40.4	7.3
Other comprehensive (loss) income, net of taxes	(90.9)	42.1
Comprehensive income (loss)	$ 461.2	$ (424.3)
Earnings (loss) per share (Note 23)
Basic earnings per share (in dollars per share)	$ 2.87	$ (2.43)
Diluted earnings per share (in dollars per share)	$ 2.87	$ (2.43)
Weighted average number of shares outstanding (Note 23)
Basic weighted average number of shares outstanding	192.4	192.0
Diluted weighted average number of shares outstanding	192.6	192.3